Consolidated Statements of Equity (Parenthetical) (USD $)	1 Months Ended	12 Months Ended
	Jun. 07, 2013	Apr. 28, 2013	Apr. 29, 2012
Statement of Stockholders' Equity [Abstract]
Common stock dividend, per share	$ 0.00	$ 2.06	$ 1.92